Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment information
Number of reportable segments | item	1	1
Product revenues
Product revenues	$ 6,083,850	¥ 39,409,961	¥ 22,685,111	¥ 10,321,836
Other revenues	122,457	793,251	444,202	98,958
Total net revenues	$ 6,206,307	40,203,212	23,129,313	10,420,794
Apparel
Product revenues
Product revenues		13,887,533	9,554,581	4,650,234
Shoes and bags
Product revenues
Product revenues		5,439,785	3,476,839	1,505,351
Cosmetics
Product revenues
Product revenues		5,191,552	2,986,807	657,613
Sportswear and sporting goods
Product revenues
Product revenues		2,656,546	1,287,341	861,958
Home goods and other lifestyle products
Product revenues
Product revenues		2,941,734	1,289,114	881,268
Toys, kids and baby
Product revenues
Product revenues		4,609,484	1,575,077	547,425
Other goods
Product revenues
Product revenues		¥ 4,683,327	¥ 2,515,352	¥ 1,217,987